Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Postretirement Cost (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.95%	3.75%
Net Periodic Pension Cost, Discount rate	3.75%	4.75%	5.75%
Year-End Benefit Obligations, Current healthcare cost trend rate	7.54%	7.70%
Net Periodic Pension Cost, Healthcare cost trend rate	7.70%	7.87%	8.04%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.50%	4.50%
Net Periodic Pension Cost, Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Net Periodic Pension Cost, Year ultimate healthcare cost trend rate will be realized	2029	2029	2029
Postretirement Benefits, Non-U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	4.50%	4.75%
Net Periodic Pension Cost, Discount rate	4.75%	5.75%	5.75%
Year-End Benefit Obligations, Current healthcare cost trend rate	6.43%	6.92%
Net Periodic Pension Cost, Healthcare cost trend rate	6.92%	7.00%	7.40%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.20%	4.20%
Net Periodic Pension Cost, Ultimate healthcare cost trend rate	4.20%	4.50%	4.50%
Net Periodic Pension Cost, Year ultimate healthcare cost trend rate will be realized	2030	2030	2030